Notes on the consolidated statements of operations (Details 18) - Spark Networks Inc - 2017 Virtual stock option plan following merger	12 Months Ended
Dec. 31, 2017 EUR (€) Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price Outstanding at 1 January | €	€ 0
Exercise Price Granted during the year | €	10.62
Exercise Price Forfeited during the year | €	0
Exercise Price Outstanding at December 31 | €	€ 10.62
Number of Options Outstanding at January 1 | Share	0
Number of Options Granted during the year | Share	908,608
Number of Options Forfeited during the year | Share	0
Number of Options Outstanding at December 31 | Share	908,608